INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	(34.00%)	(34.00%)
Permanent differences	0.00%	(7.00%)
Adjustment for R&D Credit	0.20%	0.20%
Valuation allowance	33.80%	40.80%
Effective income tax rate	0.00%	0.00%